23. Segmental Reporting (Details Narrative) - Jun. 30, 2022	USD ($)	EUR (€)	CAD ($)
Segment Reporting [Abstract]
Cash, FDIC Insured Amount	$ 250,000	€ 100,000	$ 100,000